UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22821

Eaton Vance Floating-Rate Income Plus Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

May 31

Date of Fiscal Year End

November 30, 2018

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Floating-Rate Income Plus Fund (EFF)

Semiannual Report

November 30, 2018

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (funds.eatonvance.com/closed-end-fund-and-term-trust-documents.php), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold shares at the Fund’s transfer agent, American Stock Transfer & Trust Company, LLC (“AST”), you may elect to receive shareholder reports and other communications from the Fund electronically by contacting AST. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you hold shares at AST, you can inform AST that you wish to continue receiving paper copies of your shareholder reports by calling 1-866-439-6787. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with AST or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report November 30, 2018

Eaton Vance

Floating-Rate Income Plus Fund

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Financial Statements	4

Officers and Trustees	36

Important Notices	37

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2018

Performance1,2

Portfolio Managers Scott H. Page, CFA, Craig P. Russ and Kathleen C. Gaffney, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Since Inception
Fund at NAV	06/28/2013	–0.02%	2.22%	4.41%	4.87%
Fund at Market Price	—	–8.03	–2.21	3.12	2.05
S&P/LSTA Leveraged Loan Index	—	1.00%	3.47%	3.68%	3.85%

% Premium/Discount to NAV[3]
					–13.74%

Distributions[4]
Total Distributions per share for the period					$0.458
Distribution Rate at NAV					5.47%
Distribution Rate at Market Price					6.35%

% Total Leverage[5]
Borrowings					26.38%
Variable Rate Term Preferred Shares (VRTP Shares)					9.28

Fund Profile

Credit Quality (% of bonds, loans and mortgage-backed securities)6

Asset Allocation (% of total investments)7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2018

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Performance results reflect the effects of leverage. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed- End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

[5]

Leverage represents the liquidation value of the Fund’s VRTP Shares and borrowings outstanding as a percentage of Fund net assets applicable to common shares plus VRTP Shares and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of leverage rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.

[6]

Credit ratings are categorized using S&P Global Ratings (“S&P”). Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by S&P.

[7]	Other represents any investment type less than 1.0% of total investments. Asset allocation as a percentage of the Fund’s net assets amounted to 156.1%.

Fund profile subject to change due to active management.

3

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2018

Portfolio of Investments (Unaudited)

Senior Floating-Rate Loans — 135.0%(1)
Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Aerospace and Defense — 2.4%
Accudyne Industries, LLC
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.00%), Maturing August 18, 2024	$157	$154,562
TransDigm, Inc.
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.50%), Maturing June 9, 2023	1,533	1,502,652
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.50%), Maturing August 22, 2024	1,330	1,298,453
Wesco Aircraft Hardware Corp.
Term Loan, 5.35%, (1 mo. USD LIBOR + 3.00%), Maturing November 30, 2020	203	201,994
		$3,157,661

Automotive — 2.7%
American Axle and Manufacturing, Inc.
Term Loan, 4.64%, (USD LIBOR + 2.25%), Maturing April 6, 2024(2)	$731	$706,022
Belron Finance US, LLC
Term Loan, 4.84%, (3 mo. USD LIBOR + 2.25%), Maturing November 7, 2024	124	122,822
Chassix, Inc.
Term Loan, 8.29%, (3 mo. USD LIBOR + 5.50%), Maturing November 15, 2023	347	347,809
Dayco Products, LLC
Term Loan, 6.96%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023	245	246,705
Horizon Global Corporation
Term Loan, 8.34%, (1 mo. USD LIBOR + 6.00%), Maturing June 30, 2021	92	85,549
L&W, Inc.
Term Loan, 6.32%, (1 mo. USD LIBOR + 4.00%), Maturing May 22, 2025	175	174,999
Tenneco, Inc.
Term Loan, 5.09%, (1 mo. USD LIBOR + 2.75%), Maturing October 1, 2025	825	809,016
Thor Industries, Inc.
Term Loan, Maturing October 30, 2025(3)	375	371,016
TI Group Automotive Systems, LLC
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2022	239	235,562
Tower Automotive Holdings USA, LLC
Term Loan, 5.13%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2024	410	405,826
		$3,505,326

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Beverage and Tobacco — 0.8%
Arterra Wines Canada, Inc.
Term Loan, 5.09%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	$590	$586,005
Flavors Holdings, Inc.
Term Loan - Second Lien, 12.39%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021	500	437,500
		$1,023,505

Brokerage / Securities Dealers / Investment Houses — 0.4%
Advisor Group, Inc.
Term Loan, 6.05%, (1 mo. USD LIBOR + 3.75%), Maturing August 15, 2025	$125	$125,078
Aretec Group, Inc.
Term Loan, 6.59%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025	275	273,797
OZ Management L.P.
Term Loan, 7.25%, (2 mo. USD LIBOR + 4.75%), Maturing April 10, 2023	120	118,800
		$517,675

Building and Development — 3.6%
American Builders & Contractors Supply Co., Inc.
Term Loan, 4.34%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2023	$591	$576,277
Beacon Roofing Supply, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 2.25%), Maturing January 2, 2025	149	145,519
Brookfield Property REIT, Inc.
Term Loan, 4.85%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025	225	218,250
Core & Main L.P.
Term Loan, 5.53%, (3 mo. USD LIBOR + 3.00%), Maturing August 1, 2024	173	171,842
CPG International, Inc.
Term Loan, 6.25%, (6 mo. USD LIBOR + 3.75%), Maturing May 5, 2024	532	529,056
DTZ U.S. Borrower, LLC
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.25%), Maturing August 21, 2025	1,275	1,257,861
Ply Gem Midco, Inc.
Term Loan, 6.18%, (3 mo. USD LIBOR + 3.75%), Maturing April 12, 2025	175	171,573
Quikrete Holdings, Inc.
Term Loan, 5.09%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023	601	590,230

4	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Building and Development (continued)
Realogy Group, LLC
Term Loan, 4.56%, (1 mo. USD LIBOR + 2.25%), Maturing February 8, 2025	$449	$440,983
Summit Materials Companies I, LLC
Term Loan, 4.34%, (1 mo. USD LIBOR + 2.00%), Maturing November 21, 2024	149	146,177
Werner FinCo L.P.
Term Loan, 6.30%, (1 mo. USD LIBOR + 4.00%), Maturing July 24, 2024	347	336,346
WireCo WorldGroup, Inc.
Term Loan, 7.34%, (1 mo. USD LIBOR + 5.00%), Maturing September 30, 2023	147	147,490
		$4,731,604

Business Equipment and Services — 11.9%
Acosta Holdco, Inc.
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.25%), Maturing September 26, 2021	$743	$518,018
Adtalem Global Education, Inc.
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025	100	99,625
AlixPartners, LLP
Term Loan, 5.09%, (1 mo. USD LIBOR + 2.75%), Maturing April 4, 2024	542	538,315
AppLovin Corporation
Term Loan, 6.19%, (3 mo. USD LIBOR + 3.75%), Maturing August 15, 2025	350	349,125
ASGN Incorporated
Term Loan, 4.34%, (1 mo. USD LIBOR + 2.00%), Maturing April 2, 2025	120	118,855
Bracket Intermediate Holding Corp.
Term Loan, 6.57%, (3 mo. USD LIBOR + 4.25%), Maturing September 5, 2025	200	200,750
Camelot UK Holdco Limited
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.25%), Maturing October 3, 2023	264	261,429
Cast and Crew Payroll, LLC
Term Loan, 5.10%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	595	585,825
Ceridian HCM Holding, Inc.
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.25%), Maturing April 30, 2025	350	348,250
Change Healthcare Holdings, LLC
Term Loan, 5.09%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2024	1,544	1,527,181

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Business Equipment and Services (continued)
Crossmark Holdings, Inc.
Term Loan, 5.89%, (3 mo. USD LIBOR + 3.50%), Maturing December 20, 2019	$488	$192,701
Cypress Intermediate Holdings III, Inc.
Term Loan, 5.35%, (1 mo. USD LIBOR + 3.00%), Maturing April 26, 2024	321	317,828
EAB Global, Inc.
Term Loan, 6.41%, (USD LIBOR + 3.75%), Maturing November 15, 2024(2)	323	319,333
Education Management, LLC
Term Loan, 0.00%, Maturing July 2, 2020(4)(5)	370	0
Term Loan, 0.00%, Maturing July 2, 2020(4)(5)	165	31,045
EIG Investors Corp.
Term Loan, 6.43%, (3 mo. USD LIBOR + 3.75%), Maturing February 9, 2023	789	787,668
Extreme Reach, Inc.
Term Loan, 8.60%, (1 mo. USD LIBOR + 6.25%), Maturing February 7, 2020	539	538,343
First Data Corporation
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.00%), Maturing July 8, 2022	545	536,831
Garda World Security Corporation
Term Loan, 5.82%, (3 mo. USD LIBOR + 3.50%), Maturing May 24, 2024	464	462,829
Global Payments, Inc.
Term Loan, 4.09%, (1 mo. USD LIBOR + 1.75%), Maturing April 21, 2023	76	75,839
IG Investment Holdings, LLC
Term Loan, 5.86%, (USD LIBOR + 3.50%), Maturing May 23, 2025(2)	588	587,536
Information Resources, Inc.
Term Loan, Maturing December 1, 2025(3)	350	346,500
Iron Mountain, Inc.
Term Loan, 4.09%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026	199	195,682
J.D. Power and Associates
Term Loan, 6.09%, (1 mo. USD LIBOR + 3.75%), Maturing September 7, 2023	540	539,555
Kronos Incorporated
Term Loan, 5.54%, (USD LIBOR + 3.00%), Maturing November 1, 2023(2)	1,379	1,364,365
Monitronics International, Inc.
Term Loan, 7.89%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2022	221	208,556
PGX Holdings, Inc.
Term Loan, 7.60%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020	253	246,714

5	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Business Equipment and Services (continued)
Ping Identity Corporation
Term Loan, 6.09%, (1 mo. USD LIBOR + 3.75%), Maturing January 24, 2025	$75	$74,251
Pre-Paid Legal Services, Inc.
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2025	92	91,291
Prime Security Services Borrower, LLC
Term Loan, 5.09%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022	614	608,927
Red Ventures, LLC
Term Loan, 5.32%, (3 mo. USD LIBOR + 3.00%), Maturing November 8, 2024	245	244,155
Solera, LLC
Term Loan, 5.09%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023	672	664,506
Spin Holdco, Inc.
Term Loan, 5.69%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2022	846	831,792
Tempo Acquisition, LLC
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024	198	196,111
Trans Union, LLC
Term Loan, 4.34%, (1 mo. USD LIBOR + 2.00%), Maturing June 19, 2025	100	98,797
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 5.12%, (3 mo. USD LIBOR + 2.50%), Maturing March 17, 2025	470	465,102
Vestcom Parent Holdings, Inc.
Term Loan, 6.34%, (1 mo. USD LIBOR + 4.00%), Maturing December 19, 2023	123	121,589
WASH Multifamily Laundry Systems, LLC
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	228	224,525
West Corporation
Term Loan, 6.53%, (USD LIBOR + 4.00%), Maturing October 10, 2024(2)	273	269,760
Worldpay, LLC
Term Loan, 4.06%, (1 mo. USD LIBOR + 1.75%), Maturing August 9, 2024	448	445,107
		$15,634,611

Cable and Satellite Television — 5.0%
Charter Communications Operating, LLC
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2025	$868	$860,730

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Cable and Satellite Television (continued)
CSC Holdings, LLC
Term Loan, 4.56%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025	$646	$636,468
Term Loan, Maturing January 15, 2026(3)	225	219,937
Term Loan, 4.81%, (1 mo. USD LIBOR + 2.50%), Maturing January 25, 2026	299	294,582
Numericable Group S.A.
Term Loan, 5.09%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025	443	415,270
Radiate Holdco, LLC
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024	445	437,504
Telenet Financing USD, LLC
Term Loan, 4.56%, (1 mo. USD LIBOR + 2.25%), Maturing August 15, 2026	600	591,125
Unitymedia Finance, LLC
Term Loan, 4.56%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026	225	223,192
UPC Financing Partnership
Term Loan, 4.81%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026	500	494,437
Virgin Media Bristol, LLC
Term Loan, 4.81%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026	1,650	1,632,083
Ziggo Secured Finance Partnership
Term Loan, 4.81%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025	850	831,406
		$6,636,734

Chemicals and Plastics — 8.3%
Alpha 3 B.V.
Term Loan, 5.39%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024	$146	$145,488
Aruba Investments, Inc.
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.25%), Maturing February 2, 2022	73	72,559
Ashland, Inc.
Term Loan, 4.07%, (1 mo. USD LIBOR + 1.75%), Maturing May 17, 2024	148	147,792
Axalta Coating Systems US Holdings, Inc.
Term Loan, 4.14%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024	997	985,011
Cabot Microelectronics Corporation
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.25%), Maturing November 14, 2025	200	199,497

6	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Chemicals and Plastics (continued)
Emerald Performance Materials, LLC
Term Loan, 5.84%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021	$119	$118,748
Term Loan - Second Lien, 10.09%, (1 mo. USD LIBOR + 7.75%), Maturing August 1, 2022	150	150,094
Ferro Corporation
Term Loan, 4.64%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024	74	73,396
Term Loan, 4.64%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024	75	74,991
Flint Group GmbH
Term Loan, 5.49%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021	37	36,047
Flint Group US, LLC
Term Loan, 5.49%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021	227	218,053
Gemini HDPE, LLC
Term Loan, 5.03%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024	494	492,012
H.B. Fuller Company
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.00%), Maturing October 20, 2024	457	450,450
Ineos US Finance, LLC
Term Loan, 4.34%, (1 mo. USD LIBOR + 2.00%), Maturing March 31, 2024	794	783,933
Invictus US, LLC
Term Loan, 5.50%, (2 mo. USD LIBOR + 3.00%), Maturing March 28, 2025	124	123,857
Kraton Polymers, LLC
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.50%), Maturing March 5, 2025	215	214,332
MacDermid, Inc.
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.50%), Maturing June 7, 2020	350	350,411
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023	383	383,564
Messer Industries GmbH
Term Loan, Maturing October 1, 2025(3)	325	321,262
Minerals Technologies, Inc.
Term Loan, 4.58%, (USD LIBOR + 2.25%), Maturing February 14, 2024(2)	221	220,056
Orion Engineered Carbons GmbH
Term Loan, 4.39%, (3 mo. USD LIBOR + 2.00%), Maturing July 25, 2024	295	294,616
Platform Specialty Products Corporation
Term Loan, Maturing November 15, 2025(3)	150	148,781

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Chemicals and Plastics (continued)
PMHC II, Inc.
Term Loan, 6.15%, (USD LIBOR + 3.50%), Maturing March 31, 2025(2)	$430	$414,933
PQ Corporation
Term Loan, 5.03%, (3 mo. USD LIBOR + 2.50%), Maturing February 8, 2025	662	654,567
Schenectady International Group, Inc.
Term Loan, 7.19%, (3 mo. USD LIBOR + 4.75%), Maturing October 15, 2025	200	198,000
Spectrum Holdings III Corp.
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2025	136	132,762
Starfruit Finco B.V.
Term Loan, 5.55%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025	675	666,664
Tata Chemicals North America, Inc.
Term Loan, 5.19%, (3 mo. USD LIBOR + 2.75%), Maturing August 7, 2020	197	195,707
Trinseo Materials Operating S.C.A.
Term Loan, 4.34%, (1 mo. USD LIBOR + 2.00%), Maturing September 9, 2024	1,043	1,027,320
Tronox Blocked Borrower, LLC
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.00%), Maturing September 23, 2024	255	252,897
Tronox Finance, LLC
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.00%), Maturing September 23, 2024	589	583,609
Unifrax I, LLC
Term Loan, 5.89%, (3 mo. USD LIBOR + 3.50%), Maturing April 4, 2024	123	122,052
Univar, Inc.
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.25%), Maturing July 1, 2024	638	627,278
		$10,880,739

Containers and Glass Products — 3.7%
Berlin Packaging, LLC
Term Loan, 5.32%, (USD LIBOR + 3.00%), Maturing November 7, 2025(2)	$50	$49,210
Berry Global, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2022	210	208,153
BWAY Holding Company
Term Loan, 5.66%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024	247	240,806

7	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Containers and Glass Products (continued)
Consolidated Container Company, LLC
Term Loan, 5.09%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024	$99	$98,074
Flex Acquisition Company, Inc.
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.00%), Maturing December 29, 2023	468	458,751
Term Loan, 5.55%, (1 mo. USD LIBOR + 3.25%), Maturing June 29, 2025	349	344,499
Libbey Glass, Inc.
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021	279	273,618
Pelican Products, Inc.
Term Loan, 5.81%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2025	150	148,596
Reynolds Group Holdings, Inc.
Term Loan, 5.09%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023	2,380	2,362,353
Ring Container Technologies Group, LLC
Term Loan, 5.09%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024	223	221,265
Trident TPI Holdings, Inc.
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.25%), Maturing October 17, 2024	521	514,611
		$4,919,936

Cosmetics / Toiletries — 0.3%
KIK Custom Products, Inc.
Term Loan, 6.34%, (1 mo. USD LIBOR + 4.00%), Maturing May 15, 2023	$434	$415,814
		$415,814

Drugs — 6.1%
Albany Molecular Research, Inc.
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.25%), Maturing August 30, 2024	$322	$319,096
Amneal Pharmaceuticals, LLC
Term Loan, 5.88%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025	823	822,228
Arbor Pharmaceuticals, Inc.
Term Loan, 7.35%, (1 mo. USD LIBOR + 5.00%), Maturing July 5, 2023	715	671,716
Bausch Health Companies, Inc.
Term Loan, 5.31%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025	1,501	1,488,312
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 6.63%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024	1,160	1,159,436

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Drugs (continued)
Horizon Pharma, Inc.
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2024	$975	$970,281
Jaguar Holding Company II
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2022	1,600	1,578,030
Mallinckrodt International Finance S.A.
Term Loan, 5.14%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024	639	618,197
Term Loan, 5.62%, (3 mo. USD LIBOR + 3.00%), Maturing February 24, 2025	199	193,634
PharMerica Corporation
Term Loan, 5.81%, (1 mo. USD LIBOR + 3.50%), Maturing December 6, 2024	199	198,005
		$8,018,935

Ecological Services and Equipment — 1.0%
Advanced Disposal Services, Inc.
Term Loan, 4.47%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023	$464	$459,257
EnergySolutions, LLC
Term Loan, 6.14%, (3 mo. USD LIBOR + 3.75%), Maturing May 9, 2025	274	268,826
GFL Environmental, Inc.
Term Loan, 5.39%, (3 mo. USD LIBOR + 3.00%), Maturing May 30, 2025	510	498,387
Term Loan, 7.00%, (3 mo. USD Prime + 1.75%), Maturing May 30, 2025	64	62,067
		$1,288,537

Electronics / Electrical — 17.8%
Almonde, Inc.
Term Loan, 5.89%, (3 mo. USD LIBOR + 3.50%), Maturing June 13, 2024	$836	$812,417
Answers Finance, LLC
Term Loan - Second Lien, 9.00%, (3 mo. USD Prime + 7.90%, Cap 1.10%), Maturing September 15, 2021(4)	76	61,052
Applied Systems, Inc.
Term Loan, 5.39%, (3 mo. USD LIBOR + 3.00%), Maturing September 19, 2024	695	693,632
Aptean, Inc.
Term Loan, 6.64%, (3 mo. USD LIBOR + 4.25%), Maturing December 20, 2022	279	278,448
Avast Software B.V.
Term Loan, 4.89%, (3 mo. USD LIBOR + 2.50%), Maturing September 30, 2023	326	325,173

8	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Electronics / Electrical (continued)
Barracuda Networks, Inc.
Term Loan, 5.55%, (1 mo. USD LIBOR + 3.25%), Maturing February 12, 2025	$348	$345,420
Blackhawk Network Holdings, Inc.
Term Loan, 5.39%, (3 mo. USD LIBOR + 3.00%), Maturing June 15, 2025	175	172,904
BMC Software Finance, Inc.
Term Loan, 6.65%, (3 mo. USD LIBOR + 4.25%), Maturing October 2, 2025	825	816,516
Campaign Monitor Finance Pty. Limited
Term Loan, 7.64%, (3 mo. USD LIBOR + 5.25%), Maturing March 18, 2021	187	169,147
Cohu, Inc.
Term Loan, 5.40%, (3 mo. USD LIBOR + 3.00%), Maturing September 20, 2025	175	172,375
CommScope, Inc.
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.00%), Maturing December 29, 2022	97	95,912
CPI International, Inc.
Term Loan, 5.84%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024	149	147,572
Cypress Semiconductor Corporation
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.00%), Maturing July 5, 2021	252	250,698
DigiCert, Inc.
Term Loan, 6.34%, (1 mo. USD LIBOR + 4.00%), Maturing October 31, 2024	749	745,846
Electro Rent Corporation
Term Loan, 7.49%, (3 mo. USD LIBOR + 5.00%), Maturing January 31, 2024	295	296,040
Energizer Holdings, Inc.
Term Loan, Maturing June 20, 2025(3)	125	122,344
Epicor Software Corporation
Term Loan, 5.60%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022	546	539,743
Exact Merger Sub, LLC
Term Loan, 6.64%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024	149	148,593
EXC Holdings III Corp.
Term Loan, 5.89%, (3 mo. USD LIBOR + 3.50%), Maturing December 2, 2024	124	123,752
Financial & Risk US Holdings, Inc.
Term Loan, 6.09%, (1 mo. USD LIBOR + 3.75%), Maturing October 1, 2025	275	268,440
Flexera Software, LLC
Term Loan, 5.60%, (1 mo. USD LIBOR + 3.25%), Maturing February 26, 2025	274	272,832

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Electronics / Electrical (continued)
GlobalLogic Holdings, Inc.
Term Loan, 1.63%, Maturing August 1, 2025(6)	$16	$15,566
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.25%), Maturing August 1, 2025	109	108,962
Go Daddy Operating Company, LLC
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.25%), Maturing February 15, 2024	1,282	1,270,734
GTCR Valor Companies, Inc.
Term Loan, 5.14%, (3 mo. USD LIBOR + 2.75%), Maturing June 16, 2023	353	350,780
Hyland Software, Inc.
Term Loan, 5.84%, (1 mo. USD LIBOR + 3.50%), Maturing July 1, 2024	1,263	1,256,721
Infoblox, Inc.
Term Loan, 6.84%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023	482	484,466
Infor (US), Inc.
Term Loan, 5.14%, (3 mo. USD LIBOR + 2.75%), Maturing February 1, 2022	1,856	1,835,307
Informatica, LLC
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.25%), Maturing August 5, 2022	644	642,959
Lattice Semiconductor Corporation
Term Loan, 6.57%, (1 mo. USD LIBOR + 4.25%), Maturing March 10, 2021	439	440,729
MA FinanceCo., LLC
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.25%), Maturing November 19, 2021	503	495,134
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	118	116,338
MACOM Technology Solutions Holdings, Inc.
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024	292	282,180
Microchip Technology Incorporated
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.00%), Maturing May 29, 2025	543	540,226
MTS Systems Corporation
Term Loan, 5.56%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023	277	275,507
Renaissance Holding Corp.
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.25%), Maturing May 30, 2025	274	270,884
Seattle Spinco, Inc.
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	800	785,908
SGS Cayman L.P.
Term Loan, 7.76%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	50	47,544

9	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Electronics / Electrical (continued)
SkillSoft Corporation
Term Loan, 7.09%, (1 mo. USD LIBOR + 4.75%), Maturing April 28, 2021	$1,235	$1,131,755
SolarWinds Holdings, Inc.
Term Loan, 5.09%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024	248	247,474
Southwire Company
Term Loan, 4.31%, (1 mo. USD LIBOR + 2.00%), Maturing May 19, 2025	125	123,908
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	315	308,056
SS&C Technologies, Inc.
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	826	808,806
SurveyMonkey, Inc.
Term Loan, 6.10%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025	257	256,025
Sutherland Global Services, Inc.
Term Loan, 7.76%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	214	204,246
Tibco Software, Inc.
Term Loan, 5.85%, (1 mo. USD LIBOR + 3.50%), Maturing December 4, 2020	148	147,707
TriTech Software Systems
Term Loan, 6.09%, (1 mo. USD LIBOR + 3.75%), Maturing August 29, 2025	200	198,688
Uber Technologies
Term Loan, 5.81%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023	907	894,318
Term Loan, 6.32%, (1 mo. USD LIBOR + 4.00%), Maturing April 4, 2025	549	543,977
Ultra Clean Holdings, Inc.
Term Loan, 6.84%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	200	195,500
VeriFone Systems, Inc.
Term Loan, 6.64%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025	225	223,453
Veritas Bermuda Ltd.
Term Loan, 6.85%, (USD LIBOR + 4.50%), Maturing January 27, 2023(2)	464	418,393
Vero Parent, Inc.
Term Loan, 6.84%, (1 mo. USD LIBOR + 4.50%), Maturing August 16, 2024	569	571,385
Wall Street Systems Delaware, Inc.
Term Loan, 5.39%, (3 mo. USD LIBOR + 3.00%), Maturing November 21, 2024	521	512,595

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Electronics / Electrical (continued)
Western Digital Corporation
Term Loan, 4.06%, (3 mo. USD LIBOR + 1.75%), Maturing April 29, 2023	$603	$587,148
		$23,452,235

Equipment Leasing — 0.9%
Avolon TLB Borrower 1 (US), LLC
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2025	$1,015	$1,006,154
IBC Capital Limited
Term Loan, 6.09%, (3 mo. USD LIBOR + 3.75%), Maturing September 11, 2023	124	123,597
		$1,129,751

Financial Intermediaries — 4.1%
Clipper Acquisitions Corp.
Term Loan, 4.06%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024	$298	$296,944
Ditech Holding Corporation
Term Loan, 8.34%, (1 mo. USD LIBOR + 6.00%), Maturing June 30, 2022	767	688,197
Donnelley Financial Solutions, Inc.
Term Loan, 5.22%, (1 week USD LIBOR + 3.00%), Maturing October 2, 2023	38	38,249
Focus Financial Partners, LLC
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.50%), Maturing July 3, 2024	424	421,023
Fortress Investment Group, LLC
Term Loan, 4.34%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2022	233	231,251
Franklin Square Holdings L.P.
Term Loan, 4.81%, (1 mo. USD LIBOR + 2.50%), Maturing August 1, 2025	125	124,453
Freedom Mortgage Corporation
Term Loan, 7.09%, (1 mo. USD LIBOR + 4.75%), Maturing February 23, 2022	266	264,766
Greenhill & Co., Inc.
Term Loan, 6.21%, (USD LIBOR + 3.75%), Maturing October 12, 2022(2)	241	241,227
GreenSky Holdings, LLC
Term Loan, 5.63%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025	348	346,944
Guggenheim Partners, LLC
Term Loan, 5.09%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023	1,459	1,459,790

10	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Financial Intermediaries (continued)
Harbourvest Partners, LLC
Term Loan, 4.56%, (1 mo. USD LIBOR + 2.25%), Maturing March 1, 2025	$116	$115,550
LPL Holdings, Inc.
Term Loan, 4.55%, (1 mo. USD LIBOR + 2.25%), Maturing September 23, 2024	321	318,803
Ocwen Financial Corporation
Term Loan, 7.32%, (1 mo. USD LIBOR + 5.00%), Maturing December 5, 2020	70	70,421
StepStone Group L.P.
Term Loan, 6.35%, (1 mo. USD LIBOR + 4.00%), Maturing March 14, 2025	149	149,063
Virtus Investment Partners, Inc.
Term Loan, 4.91%, (3 mo. USD LIBOR + 2.50%), Maturing June 1, 2024	164	163,928
Walker & Dunlop, Inc.
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.25%), Maturing October 31, 2025	500	499,375
		$5,429,984

Food Products — 4.2%
Alphabet Holding Company, Inc.
Term Loan, 5.84%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024	$569	$537,052
Badger Buyer Corp.
Term Loan, 5.84%, (1 mo. USD LIBOR + 3.50%), Maturing September 30, 2024	398	389,533
CHG PPC Parent, LLC
Term Loan, 5.09%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025	100	98,625
Del Monte Foods, Inc.
Term Loan, 5.91%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021	646	554,695
Dole Food Company, Inc.
Term Loan, 5.09%, (USD LIBOR + 2.75%), Maturing April 6, 2024(2)	412	406,315
Hearthside Food Solutions, LLC
Term Loan, 6.03%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025	175	170,417
Term Loan, 6.32%, (1 mo. USD LIBOR + 4.00%), Maturing May 31, 2025	100	99,125
High Liner Foods Incorporated
Term Loan, 5.65%, (3 mo. USD LIBOR + 3.25%), Maturing April 24, 2021	201	188,385
HLF Financing S.a.r.l.
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2025	250	249,583

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Food Products (continued)
Jacobs Douwe Egberts International B.V.
Term Loan, 4.56%, (3 mo. USD LIBOR + 2.00%), Maturing November 1, 2025	$147	$146,273
JBS USA, LLC
Term Loan, 4.84%, (3 mo. USD LIBOR + 2.50%), Maturing October 30, 2022	2,088	2,068,002
Nomad Foods Europe Midco Limited
Term Loan, 4.56%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024	299	293,463
Post Holdings, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2024	238	237,347
Restaurant Technologies, Inc.
Term Loan, 5.65%, (3 mo. USD LIBOR + 3.25%), Maturing October 1, 2025	50	49,969
		$5,488,784

Food Service — 2.7%
1011778 B.C. Unlimited Liability Company
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.25%), Maturing February 16, 2024	$1,586	$1,553,662
Aramark Services, Inc.
Term Loan, 4.09%, (1 mo. USD LIBOR + 1.75%), Maturing March 11, 2025	210	208,734
Del Frisco’s Restaurant Group, Inc.
Term Loan, 8.38%, (1 mo. USD LIBOR + 6.00%), Maturing June 27, 2025	150	142,892
Dhanani Group, Inc.
Term Loan, 6.09%, (1 mo. USD LIBOR + 3.75%), Maturing July 20, 2025	150	148,129
IRB Holding Corp.
Term Loan, 5.57%, (1 mo. USD LIBOR + 3.25%), Maturing February 5, 2025	449	445,118
KFC Holding Co.
Term Loan, 4.05%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025	245	243,671
NPC International, Inc.
Term Loan, 5.84%, (1 mo. USD LIBOR + 3.50%), Maturing April 19, 2024	222	213,300
US Foods, Inc.
Term Loan, 4.34%, (1 mo. USD LIBOR + 2.00%), Maturing June 27, 2023	199	196,930
Welbilt, Inc.
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.50%), Maturing October 23, 2025	375	370,344
		$3,522,780

11	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Food / Drug Retailers — 1.4%
Albertsons, LLC
Term Loan, 5.38%, (3 mo. USD LIBOR + 3.00%), Maturing December 21, 2022	$491	$484,427
Term Loan, 5.69%, (3 mo. USD LIBOR + 3.00%), Maturing June 22, 2023	1,070	1,052,391
Term Loan, 5.45%, (3 mo. USD LIBOR + 3.00%), Maturing November 17, 2025	243	237,971
Diplomat Pharmacy, Inc.
Term Loan, 6.85%, (1 mo. USD LIBOR + 4.50%), Maturing December 20, 2024	121	121,655
		$1,896,444

Health Care — 13.7%
ADMI Corp.
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.00%), Maturing April 30, 2025	$399	$397,337
Akorn, Inc.
Term Loan, 7.88%, (1 mo. USD LIBOR + 5.50%), Maturing April 16, 2021	219	185,726
Alliance Healthcare Services, Inc.
Term Loan, 6.84%, (1 mo. USD LIBOR + 4.50%), Maturing October 24, 2023	246	246,250
Athletico Management, LLC
Term Loan, 5.80%, (1 mo. USD LIBOR + 3.50%), Maturing October 31, 2025	125	125,625
Auris Luxembourg III S.a.r.l.
Term Loan, 5.39%, (3 mo. USD LIBOR + 3.00%), Maturing January 17, 2022	193	192,534
Avantor, Inc.
Term Loan, 6.07%, (1 mo. USD LIBOR + 3.75%), Maturing November 21, 2024	794	794,372
Beaver-Visitec International, Inc.
Term Loan, 6.39%, (3 mo. USD LIBOR + 4.00%), Maturing August 21, 2023	196	196,009
BioClinica, Inc.
Term Loan, 6.75%, (3 mo. USD LIBOR + 4.25%), Maturing October 20, 2023	394	372,316
BW NHHC Holdco, Inc.
Term Loan, 7.30%, (1 mo. USD LIBOR + 5.00%), Maturing May 15, 2025	224	220,510
Carestream Dental Equipment, Inc.
Term Loan, 5.64%, (3 mo. USD LIBOR + 3.25%), Maturing September 1, 2024	396	390,060
CHG Healthcare Services, Inc.
Term Loan, 5.46%, (USD LIBOR + 3.00%), Maturing June 7, 2023(2)	764	761,706

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Health Care (continued)
Community Health Systems, Inc.
Term Loan, 5.96%, (3 mo. USD LIBOR + 3.25%), Maturing January 27, 2021	$257	$251,585
Concentra, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 2.75%), Maturing June 1, 2022	75	74,390
Convatec, Inc.
Term Loan, 4.64%, (3 mo. USD LIBOR + 2.25%), Maturing October 31, 2023	148	146,734
CPI Holdco, LLC
Term Loan, 5.89%, (1 mo. USD LIBOR + 3.50%), Maturing March 21, 2024	197	196,326
CryoLife, Inc.
Term Loan, 5.64%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2024	124	123,907
DJO Finance, LLC
Term Loan, 5.62%, (USD LIBOR + 3.25%), Maturing June 8, 2020(2)	532	531,792
Envision Healthcare Corporation
Term Loan, 6.09%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025	1,075	1,034,419
Gentiva Health Services, Inc.
Term Loan, 6.13%, (1 mo. USD LIBOR + 3.75%), Maturing July 2, 2025	464	463,383
GHX Ultimate Parent Corporation
Term Loan, 5.64%, (3 mo. USD LIBOR + 3.25%), Maturing June 28, 2024	198	194,781
Greatbatch Ltd.
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.00%), Maturing October 27, 2022	292	291,778
Grifols Worldwide Operations USA, Inc.
Term Loan, 4.47%, (1 week USD LIBOR + 2.25%), Maturing January 31, 2025	837	831,546
Hanger, Inc.
Term Loan, 5.84%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025	249	248,439
Indivior Finance S.a.r.l.
Term Loan, 7.03%, (3 mo. USD LIBOR + 4.50%), Maturing December 18, 2022	412	405,972
Inovalon Holdings, Inc.
Term Loan, 5.88%, (1 mo. USD LIBOR + 3.50%), Maturing April 2, 2025	299	297,629
IQVIA, Inc.
Term Loan, 4.39%, (3 mo. USD LIBOR + 2.00%), Maturing January 17, 2025	173	172,005
Kinetic Concepts, Inc.
Term Loan, 5.64%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2024	642	640,270

12	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Health Care (continued)
KUEHG Corp.
Term Loan, 6.14%, (3 mo. USD LIBOR + 3.75%), Maturing February 21, 2025	$834	$831,907
Medical Solutions, LLC
Term Loan, 6.09%, (1 mo. USD LIBOR + 3.75%), Maturing June 9, 2024	174	173,519
MedPlast Holdings, Inc.
Term Loan, 6.15%, (3 mo. USD LIBOR + 3.75%), Maturing July 2, 2025	100	100,063
MPH Acquisition Holdings, LLC
Term Loan, 5.14%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023	1,078	1,060,236
National Mentor Holdings, Inc.
Term Loan, 5.39%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2021	143	143,116
Navicure, Inc.
Term Loan, 6.09%, (1 mo. USD LIBOR + 3.75%), Maturing November 1, 2024	174	172,509
New Millennium Holdco, Inc.
Term Loan, 8.84%, (1 mo. USD LIBOR + 6.50%), Maturing December 21, 2020	95	53,972
One Call Corporation
Term Loan, 7.56%, (1 mo. USD LIBOR + 5.25%), Maturing November 25, 2022	316	289,298
Ortho-Clinical Diagnostics S.A.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing June 30, 2025	785	766,960
Parexel International Corporation
Term Loan, 5.09%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	1,092	1,063,965
Press Ganey Holdings, Inc.
Term Loan, 5.09%, (1 mo. USD LIBOR + 2.75%), Maturing October 23, 2023	172	170,272
Prospect Medical Holdings, Inc.
Term Loan, 7.88%, (1 mo. USD LIBOR + 5.50%), Maturing February 22, 2024	274	274,651
R1 RCM, Inc.
Term Loan, 7.65%, (3 mo. USD LIBOR + 5.25%), Maturing May 8, 2025	125	124,220
RadNet, Inc.
Term Loan, 6.22%, (3 mo. USD LIBOR + 3.75%), Maturing June 30, 2023	362	361,904
Select Medical Corporation
Term Loan, 4.81%, (1 mo. USD LIBOR + 2.50%), Maturing March 6, 2025	394	392,276
Sotera Health Holdings, LLC
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.00%), Maturing May 15, 2022	195	192,714

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Health Care (continued)
Sound Inpatient Physicians
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.00%), Maturing June 27, 2025	$100	$99,563
Surgery Center Holdings, Inc.
Term Loan, 5.60%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024	248	244,483
Syneos Health, Inc.
Term Loan, 4.34%, (1 mo. USD LIBOR + 2.00%), Maturing August 1, 2024	98	97,042
Team Health Holdings, Inc.
Term Loan, 5.09%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024	493	460,487
Tecomet, Inc.
Term Loan, 5.82%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2024	197	195,772
U.S. Anesthesia Partners, Inc.
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024	396	395,672
Universal Hospital Services, Inc.
Term Loan, Maturing October 18, 2025(3)	100	99,750
Verscend Holding Corp.
Term Loan, 6.84%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	350	348,797
Wink Holdco, Inc.
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.00%), Maturing December 2, 2024	124	122,512
		$18,023,061

Home Furnishings — 1.0%
Bright Bidco B.V.
Term Loan, 5.87%, (USD LIBOR + 3.50%), Maturing June 30, 2024(2)	$395	$363,757
Serta Simmons Bedding, LLC
Term Loan, 5.81%, (1 mo. USD LIBOR + 3.50%), Maturing November 8, 2023	1,056	943,088
		$1,306,845

Industrial Equipment — 6.1%
AL Alpine AT Bidco GmbH
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.25%), Maturing October 31, 2025	$50	$49,375
Altra Industrial Motion Corp.
Term Loan, 4.34%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025	175	173,961
Apex Tool Group, LLC
Term Loan, 6.09%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2022	564	549,055

13	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Industrial Equipment (continued)
Clark Equipment Company
Term Loan, 4.38%, (USD LIBOR + 2.00%), Maturing May 18, 2024(2)	$399	$392,980
CPM Holdings, Inc.
Term Loan, 6.06%, (1 mo. USD LIBOR + 3.75%), Maturing November 15, 2025	75	75,375
Delachaux SA
Term Loan, 5.89%, (3 mo. USD LIBOR + 3.50%), Maturing October 28, 2021	99	98,882
DexKo Global, Inc.
Term Loan, 5.84%, (1 mo. USD LIBOR + 3.50%), Maturing July 24, 2024	497	494,984
DXP Enterprises, Inc.
Term Loan, 7.09%, (1 mo. USD LIBOR + 4.75%), Maturing August 29, 2023	124	124,678
Engineered Machinery Holdings, Inc.
Term Loan, 5.64%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024	372	364,511
EWT Holdings III Corp.
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.00%), Maturing December 20, 2024	884	880,682
Filtration Group Corporation
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025	373	371,201
Gardner Denver, Inc.
Term Loan, 5.09%, (1 mo. USD LIBOR + 2.75%), Maturing July 30, 2024	259	258,455
Gates Global, LLC
Term Loan, 5.09%, (1 mo. USD LIBOR + 2.75%), Maturing April 1, 2024	968	953,871
Hamilton Holdco, LLC
Term Loan, 4.40%, (3 mo. USD LIBOR + 2.00%), Maturing July 2, 2025	200	197,505
Hayward Industries, Inc.
Term Loan, 5.84%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024	99	98,051
LTI Holdings, Inc.
Term Loan, 5.84%, (1 mo. USD LIBOR + 3.50%), Maturing September 6, 2025	100	96,750
Milacron, LLC
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023	604	594,268
Paladin Brands Holding, Inc.
Term Loan, 7.89%, (3 mo. USD LIBOR + 5.50%), Maturing August 15, 2022	311	311,755
Pro Mach Group, Inc.
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.00%), Maturing March 7, 2025	50	48,714

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Industrial Equipment (continued)
Rexnord, LLC
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.00%), Maturing August 21, 2024	$872	$867,981
Robertshaw US Holding Corp.
Term Loan, 5.88%, (1 mo. USD LIBOR + 3.50%), Maturing February 28, 2025	249	241,288
Thermon Industries, Inc.
Term Loan, 6.05%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2024	88	87,830
Titan Acquisition Limited
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025	697	654,493
		$7,986,645

Insurance — 4.6%
Alliant Holdings I, Inc.
Term Loan, 5.06%, (1 mo. USD LIBOR + 2.75%), Maturing May 9, 2025	$532	$523,188
AmWINS Group, Inc.
Term Loan, 5.09%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024	493	489,617
Asurion, LLC
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2022	465	461,056
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2025	1,326	1,317,662
Term Loan - Second Lien, 8.84%, (1 mo. USD LIBOR + 6.50%), Maturing November 3, 2023	575	587,938
FrontDoor, Inc.
Term Loan, 4.88%, (1 mo. USD LIBOR + 2.50%), Maturing August 14, 2025	100	99,500
Hub International Limited
Term Loan, 5.49%, (3 mo. USD LIBOR + 3.00%), Maturing April 25, 2025	1,147	1,129,759
NFP Corp.
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024	544	533,483
Sedgwick Claims Management Services, Inc.
Term Loan, 5.09%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2021	274	272,745
USI, Inc.
Term Loan, 5.39%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024	693	677,581
		$6,092,529

14	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Leisure Goods / Activities / Movies — 4.6%
AMC Entertainment Holdings, Inc.
Term Loan, 4.56%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2023	$123	$122,026
Ancestry.com Operations, Inc.
Term Loan, 5.60%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023	711	708,996
Bombardier Recreational Products, Inc.
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.00%), Maturing May 23, 2025	1,081	1,071,004
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 6.14%, (3 mo. USD LIBOR + 3.75%), Maturing July 8, 2022	245	234,741
ClubCorp Holdings, Inc.
Term Loan, 5.14%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024	441	427,680
Crown Finance US, Inc.
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.50%), Maturing February 28, 2025	473	464,776
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024	439	425,511
Emerald Expositions Holding, Inc.
Term Loan, 5.09%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024	262	259,864
Lindblad Expeditions, Inc.
Term Loan, 5.84%, (1 mo. USD LIBOR + 3.50%), Maturing March 21, 2025	97	97,256
Term Loan, 5.84%, (1 mo. USD LIBOR + 3.50%), Maturing March 21, 2025	389	389,025
Match Group, Inc.
Term Loan, 4.81%, (1 mo. USD LIBOR + 2.50%), Maturing November 16, 2022	131	131,414
Sabre GLBL, Inc.
Term Loan, 4.34%, (1 mo. USD LIBOR + 2.00%), Maturing February 22, 2024	632	624,715
SRAM, LLC
Term Loan, 5.21%, (USD LIBOR + 2.75%), Maturing March 15, 2024(2)	225	224,398
Steinway Musical Instruments, Inc.
Term Loan, 6.06%, (1 mo. USD LIBOR + 3.75%), Maturing February 13, 2025	199	198,005
Travel Leaders Group, LLC
Term Loan, 6.30%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024	224	224,999
UFC Holdings, LLC
Term Loan, 5.60%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2023	441	440,265
		$6,044,675

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Lodging and Casinos — 6.2%
Aristocrat Technologies, Inc.
Term Loan, 4.22%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024	$278	$274,043
Boyd Gaming Corporation
Term Loan, 4.48%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023	228	224,165
CityCenter Holdings, LLC
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.25%), Maturing April 18, 2024	618	608,076
Eldorado Resorts, LLC
Term Loan, 4.75%, (2 mo. USD LIBOR + 2.25%), Maturing April 17, 2024	198	196,380
ESH Hospitality, Inc.
Term Loan, 4.34%, (1 mo. USD LIBOR + 2.00%), Maturing August 30, 2023	304	300,814
Four Seasons Hotels Limited
Term Loan, 4.34%, (1 mo. USD LIBOR + 2.00%), Maturing November 30, 2023	221	219,460
Golden Nugget, Inc.
Term Loan, 5.23%, (USD LIBOR + 2.75%), Maturing October 4, 2023(2)	1,757	1,736,049
GVC Holdings PLC
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.50%), Maturing March 29, 2024	249	247,506
Hanjin International Corp.
Term Loan, 4.94%, (3 mo. USD LIBOR + 2.50%), Maturing October 18, 2020	125	124,063
Hilton Worldwide Finance, LLC
Term Loan, 4.07%, (1 mo. USD LIBOR + 1.75%), Maturing October 25, 2023	958	950,229
Las Vegas Sands, LLC
Term Loan, 4.09%, (1 mo. USD LIBOR + 1.75%), Maturing March 27, 2025	249	245,554
MGM Growth Properties Operating Partnership L.P.
Term Loan, 4.34%, (1 mo. USD LIBOR + 2.00%), Maturing March 21, 2025	463	455,744
Playa Resorts Holding B.V.
Term Loan, 5.09%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2024	840	815,438
Stars Group Holdings B.V. (The)
Term Loan, 5.89%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025	948	945,700
VICI Properties 1, LLC
Term Loan, 4.31%, (1 mo. USD LIBOR + 2.00%), Maturing December 20, 2024	525	517,617
Wyndham Hotels & Resorts, Inc.
Term Loan, 4.09%, (1 mo. USD LIBOR + 1.75%), Maturing May 30, 2025	300	297,422
		$8,158,260

15	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Nonferrous Metals / Minerals — 0.9%
Dynacast International, LLC
Term Loan, 5.64%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022	$292	$289,641
Global Brass & Copper, Inc.
Term Loan, 4.88%, (1 mo. USD LIBOR + 2.50%), Maturing May 29, 2025	196	195,510
Murray Energy Corporation
Term Loan, 9.78%, (3 mo. USD LIBOR + 7.25%), Maturing October 17, 2022	477	416,761
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(4)(5)	238	18,325
Oxbow Carbon, LLC
Term Loan, 5.84%, (1 mo. USD LIBOR + 3.50%), Maturing January 4, 2023	144	144,375
Term Loan - Second Lien, 9.84%, (1 mo. USD LIBOR + 7.50%), Maturing January 4, 2024	175	178,937
		$1,243,549

Oil and Gas — 1.9%
Ameriforge Group, Inc.
Term Loan, 9.39%, (3 mo. USD LIBOR + 7.00%), Maturing June 8, 2022	$114	$115,052
Apergy Corporation
Term Loan, 4.88%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025	71	70,136
CITGO Petroleum Corporation
Term Loan, 5.90%, (3 mo. USD LIBOR + 3.50%), Maturing July 29, 2021	240	238,800
Fieldwood Energy, LLC
Term Loan, 7.59%, (1 mo. USD LIBOR + 5.25%), Maturing April 11, 2022	695	683,215
McDermott Technology Americas, Inc.
Term Loan, 7.34%, (1 mo. USD LIBOR + 5.00%), Maturing May 10, 2025	299	288,177
MEG Energy Corp.
Term Loan, 5.85%, (1 mo. USD LIBOR + 3.50%), Maturing December 31, 2023	9	9,221
PSC Industrial Holdings Corp.
Term Loan, 6.06%, (1 mo. USD LIBOR + 3.75%), Maturing October 3, 2024	174	174,339
Sheridan Investment Partners II L.P.
Term Loan, 6.21%, (USD LIBOR + 3.50%), Maturing December 16, 2020(2)	9	8,215
Term Loan, 6.21%, (USD LIBOR + 3.50%), Maturing December 16, 2020(2)	25	22,028
Term Loan, 6.21%, (USD LIBOR + 3.50%), Maturing December 16, 2020(2)	180	158,352

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Oil and Gas (continued)
Sheridan Production Partners I, LLC
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	$27	$24,245
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	44	39,694
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	333	299,557
Ultra Resources, Inc.
Term Loan, 5.47%, (3 mo. USD LIBOR + 3.00%), Maturing April 12, 2024	350	326,959
		$2,457,990

Publishing — 1.6%
Ascend Learning, LLC
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024	$272	$270,293
Getty Images, Inc.
Term Loan, 5.84%, (1 mo. USD LIBOR + 3.50%), Maturing October 18, 2019	808	802,140
Harland Clarke Holdings Corp.
Term Loan, 7.14%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023	318	293,975
LSC Communications, Inc.
Term Loan, 7.84%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2022	202	202,171
Merrill Communications, LLC
Term Loan, 7.78%, (3 mo. USD LIBOR + 5.25%), Maturing June 1, 2022	63	63,096
Multi Color Corporation
Term Loan, 4.34%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2024	74	73,600
ProQuest, LLC
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.25%), Maturing October 24, 2021	412	411,357
Tweddle Group, Inc.
Term Loan, 6.80%, (1 mo. USD LIBOR + 4.50%), Maturing September 17, 2023	62	60,057
		$2,176,689

Radio and Television — 3.2%
ALM Media Holdings, Inc.
Term Loan, 6.89%, (3 mo. USD LIBOR + 4.50%), Maturing July 31, 2020	$112	$101,508
CBS Radio, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 2.75%), Maturing November 18, 2024	352	348,304

16	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Radio and Television (continued)
Cumulus Media New Holdings, Inc.
Term Loan, 6.85%, (1 mo. USD LIBOR + 4.50%), Maturing May 15, 2022	$775	$747,883
Entravision Communications Corporation
Term Loan, 5.09%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	272	267,145
Hubbard Radio, LLC
Term Loan, 5.35%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025	138	138,062
iHeartCommunications, Inc.
Term Loan, 0.00%, Maturing January 30, 2019(5)	500	357,709
Mission Broadcasting, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	79	78,603
Nexstar Broadcasting, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	458	453,531
Univision Communications, Inc.
Term Loan, 5.09%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	1,909	1,783,850
		$4,276,595

Retailers (Except Food and Drug) — 3.5%
Ascena Retail Group, Inc.
Term Loan, 6.88%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	$337	$322,427
Bass Pro Group, LLC
Term Loan, 7.34%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	297	293,783
BJ’s Wholesale Club, Inc.
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.00%), Maturing February 3, 2024	231	230,491
Coinamatic Canada, Inc.
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	40	39,321
David’s Bridal, Inc.
DIP Loan, 9.81%, (1 mo. USD LIBOR + 7.50%), Maturing May 19, 2019	69	69,249
Term Loan, 0.00%, Maturing October 11, 2019(5)	465	287,172
Evergreen Acqco 1 L.P.
Term Loan, 6.22%, (3 mo. USD LIBOR + 3.75%), Maturing July 9, 2019	514	494,785
Global Appliance, Inc.
Term Loan, 6.35%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	248	240,694
Harbor Freight Tools USA, Inc.
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2023	98	95,243

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Hoya Midco, LLC
Term Loan, 5.84%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	$247	$243,635
J. Crew Group, Inc.
Term Loan, 5.37%, (USD LIBOR + 3.00%), Maturing March 5, 2021(2)(4)	737	558,516
LSF9 Atlantis Holdings, LLC
Term Loan, 8.32%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	242	230,986
Party City Holdings, Inc.
Term Loan, 4.85%, (1 mo. USD LIBOR + 2.50%), Maturing August 19, 2022	199	197,120
PetSmart, Inc.
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.00%), Maturing March 11, 2022	789	662,265
PFS Holding Corporation
Term Loan, 5.82%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2021	518	287,479
Pier 1 Imports (U.S.), Inc.
Term Loan, 5.89%, (3 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	120	89,466
Shutterfly, Inc.
Term Loan, 5.10%, (1 mo. USD LIBOR + 2.75%), Maturing August 17, 2024	125	123,441
Staples, Inc.
Term Loan, 6.54%, (3 mo. USD LIBOR + 4.00%), Maturing September 12, 2024	149	146,392
		$4,612,465

Steel — 1.5%
Atkore International, Inc.
Term Loan, 5.14%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023	$99	$98,009
GrafTech Finance, Inc.
Term Loan, 5.84%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025	642	634,638
Neenah Foundry Company
Term Loan, 9.06%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022	193	191,538
Phoenix Services International, LLC
Term Loan, 6.07%, (1 mo. USD LIBOR + 3.75%), Maturing March 1, 2025	174	172,819
Zekelman Industries, Inc.
Term Loan, 4.62%, (3 mo. USD LIBOR + 2.25%), Maturing June 14, 2021	938	929,306
		$2,026,310

17	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Surface Transport — 0.8%
Agro Merchants NAI Holdings, LLC
Term Loan, 6.14%, (3 mo. USD LIBOR + 3.75%), Maturing December 6, 2024	$99	$99,271
Hertz Corporation (The)
Term Loan, 5.09%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2023	242	239,275
Kenan Advantage Group, Inc.
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	27	26,814
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	89	88,174
PODS, LLC
Term Loan, 5.07%, (1 mo. USD LIBOR + 2.75%), Maturing December 6, 2024	149	146,319
Stena International S.a.r.l.
Term Loan, 5.39%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021	382	366,720
XPO Logistics, Inc.
Term Loan, 4.51%, (3 mo. USD LIBOR + 2.00%), Maturing February 24, 2025	150	148,875
		$1,115,448

Telecommunications — 5.2%
CenturyLink, Inc.
Term Loan, 5.09%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025	$1,241	$1,208,059
Colorado Buyer, Inc.
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024	198	194,908
Digicel International Finance Limited
Term Loan, 5.96%, (3 mo. USD LIBOR + 3.25%), Maturing May 28, 2024	173	163,288
Frontier Communications Corp.
Term Loan, 6.10%, (1 mo. USD LIBOR + 3.75%), Maturing June 15, 2024	469	447,952
Global Eagle Entertainment, Inc.
Term Loan, 10.02%, (6 mo. USD LIBOR + 7.50%), Maturing January 6, 2023	484	492,151
Intelsat Jackson Holdings S.A.
Term Loan, 6.07%, (1 mo. USD LIBOR + 3.75%), Maturing November 27, 2023	600	597,094
Term Loan, 6.82%, (1 mo. USD LIBOR + 4.50%), Maturing January 2, 2024	400	408,625
IPC Corp.
Term Loan, 7.03%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021	220	205,847

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Telecommunications (continued)
Lumentum Holdings
Term Loan, Maturing August 7, 2025(3)	$125	$123,906
Onvoy, LLC
Term Loan, 6.89%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024	468	428,106
Plantronics, Inc.
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.50%), Maturing July 2, 2025	325	320,531
Sprint Communications, Inc.
Term Loan, 4.88%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024	837	827,133
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.00%), Maturing February 2, 2024	125	124,180
Syniverse Holdings, Inc.
Term Loan, 7.31%, (1 mo. USD LIBOR + 5.00%), Maturing March 9, 2023	224	216,319
Telesat Canada
Term Loan, 4.89%, (3 mo. USD LIBOR + 2.50%), Maturing November 17, 2023	1,102	1,084,398
		$6,842,497

Utilities — 2.9%
Brookfield WEC Holdings, Inc.
Term Loan, 6.09%, (1 mo. USD LIBOR + 3.75%), Maturing August 1, 2025	$525	$523,851
Calpine Construction Finance Company L.P.
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2025	92	90,581
Calpine Corporation
Term Loan, 4.89%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024	798	784,656
Granite Acquisition, Inc.
Term Loan, 5.89%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	28	28,381
Term Loan, 5.90%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	625	623,054
Lightstone Holdco, LLC
Term Loan, 6.09%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	20	19,102
Term Loan, 6.09%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	366	355,663
Longview Power, LLC
Term Loan, 8.53%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021	556	480,167
Talen Energy Supply, LLC
Term Loan, 6.34%, (1 mo. USD LIBOR + 4.00%), Maturing July 15, 2023	197	197,741
Term Loan, 6.34%, (1 mo. USD LIBOR + 4.00%), Maturing April 15, 2024	172	171,765

18	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount (000’s omitted)	Value

Utilities (continued)
USIC Holdings, Inc.
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.25%), Maturing December 8, 2023		$299	$294,426
Vistra Energy Corp.
Term Loan, 4.31%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2025		249	246,394
			$3,815,781

Total Senior Floating-Rate Loans (identified cost $183,053,854)			$177,830,394

Corporate Bonds & Notes — 11.0%
Security		Principal Amount* (000’s omitted)	Value

Air Transport — 0.5%
Azul Investments LLP
5.875%, 10/26/24(7)		710	$659,767
			$659,767

Banks and Thrifts — 0.6%
Australia and New Zealand Banking Group, Ltd.
3.75%, 7/25/19(8)	AUD	640	$471,871
Banco Mercantil del Norte S.A./Grand Cayman
5.75% to 10/4/26, 10/4/31(7)(9)		400	350,004
			$821,875

Building and Development — 0.3%
MDC Holdings, Inc.
6.00%, 1/15/43		533	$416,406
			$416,406

Chemicals and Plastics — 0.4%
Cydsa SAB de CV
6.25%, 10/4/27(7)		500	$453,755
			$453,755

Computers — 0.6%
Seagate HDD Cayman
4.875%, 6/1/27		520	$464,250
5.75%, 12/1/34		426	353,592
			$817,842

Security	Principal Amount* (000’s omitted)	Value

Diversified Financial Services — 1.0%
Jefferies Finance, LLC/JFIN Co-Issuer Corp.
7.25%, 8/15/24(7)	202	$195,435
Synchrony Financial
3.95%, 12/1/27	555	469,553
UniCredit SpA
5.861% to 6/19/27, 6/19/32(7)(9)	565	480,053
Unifin Financiera SAB de CV
8.875% to 1/29/25(7)(9)(10)	200	165,502
		$1,310,543

Drugs — 0.3%
Bausch Health Companies., Inc.
6.50%, 3/15/22(7)	173	$179,271
7.00%, 3/15/24(7)	225	235,969
		$415,240

Electronics / Electrical — 0.2%
Ingram Micro, Inc.
5.45%, 12/15/24	310	$300,504
		$300,504

Food / Drug Retailers — 0.5%
ESAL GmbH
6.25%, 2/5/23(7)	685	$676,437
		$676,437

Forest Products — 0.2%
Suzano Austria GmbH
6.00%, 1/15/29(7)	235	$237,938
		$237,938

Homebuilders / Real Estate — 0.2%
PulteGroup, Inc.
5.00%, 1/15/27	341	$317,983
		$317,983

Leisure Goods / Activities / Movies — 0.5%
Mattel, Inc.
3.15%, 3/15/23	295	$252,225
6.75%, 12/31/25(7)	165	155,925
6.20%, 10/1/40	120	94,800
5.45%, 11/1/41	155	121,675
		$624,625

19	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Nonferrous Metals / Minerals — 0.6%
First Quantum Minerals, Ltd.
6.875%, 3/1/26(7)	975	$839,719
		$839,719

Oil and Gas — 2.8%
Gran Tierra Energy International Holdings, Ltd.
6.25%, 2/15/25(7)	500	$471,250
Oceaneering International, Inc.
4.65%, 11/15/24	580	510,558
6.00%, 2/1/28	500	452,060
Petrobras Global Finance B.V.
5.75%, 2/1/29	525	481,950
5.625%, 5/20/43	285	236,188
Rowan Cos., Inc.
4.75%, 1/15/24	415	340,300
5.40%, 12/1/42	675	435,375
YPF SA
7.00%, 12/15/47(7)	900	684,000
		$3,611,681

Pharmaceuticals — 0.2%
Teva Pharmaceutical Finance Netherlands III B.V.
3.15%, 10/1/26	300	$244,946
		$244,946

Real Estate Investment Trusts (REITs) — 0.5%
CBL & Associates, L.P.
4.60%, 10/15/24	465	$373,162
5.95%, 12/15/26	280	230,692
		$603,854

Retailers (Except Food and Drug) — 1.2%
JC Penney Corp., Inc.
6.375%, 10/15/36	670	$247,900
Macy’s Retail Holdings, Inc.
4.30%, 2/15/43	1,235	894,815
Signet UK Finance PLC
4.70%, 6/15/24	519	474,885
		$1,617,600

Security		Principal Amount* (000’s omitted)	Value

Transportation — 0.4%
JSL Europe SA
7.75%, 7/26/24(7)		600	$558,054
			$558,054

Total Corporate Bonds & Notes (identified cost $15,643,796)			$14,528,769

Foreign Government Bonds — 3.8%
Security		Principal Amount (000’s omitted)	Value

Argentina — 0.4%
Republic of Argentina
6.875%, 1/11/48	USD	645	$467,625
			$467,625

Australia — 0.1%
Queensland Treasury Corp.
5.50%, 6/21/21(8)	AUD	225	$177,655
			$177,655

Brazil — 0.7%
Nota do Tesouro Nacional
10.00%, 1/1/25	BRL	3,525	$934,594
			$934,594

Canada — 0.5%
Canada Housing Trust
3.80%, 6/15/21(7)	CAD	900	$702,889
			$702,889

Malaysia — 0.2%
Malaysia Government Bond
3.441%, 2/15/21	MYR	1,200	$285,408
			$285,408

Mexico — 0.7%
Mexican Bonos
7.75%, 5/29/31	MXN	19,590	$849,183
			$849,183

20	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2018

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Supranational — 1.1%
European Investment Bank
7.20%, 7/9/19(7)	IDR	4,080,000	$284,694
International Bank for Reconstruction & Development
3.50%, 1/22/21	NZD	675	475,190
International Finance Corp.
7.80%, 6/3/19	INR	24,990	360,427
8.25%, 6/10/21	INR	18,100	266,344
			$1,386,655

Uruguay — 0.1%
Republic of Uruguay
8.50%, 3/15/28(7)	UYU	6,900	$183,357
			$183,357

Total Foreign Government Bonds (identified cost $5,287,374)			$4,987,366

Commercial Mortgage-Backed Securities — 0.1%
Security		Principal Amount (000’s omitted)	Value
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class D, 4.13%, Maturing 9/15/47(7)(11)		$100	$88,912

Total Commercial Mortgage-Backed Securities (identified cost $91,246)			$88,912

Convertible Bonds — 0.6%
Security		Principal Amount (000’s omitted)	Value

Oil & Gas — 0.6%
Ascent Resources-Utica, LLC/ARU Finance Corp.
6.50%, 3/1/21(7)(12)		$120	$168,028
Nabors Industries, Inc.
0.75%, 1/15/24		890	595,744

Total Convertible Bonds (identified cost $855,000)			$763,772

Common Stocks — 1.9%
Security	Shares	Value

Business Equipment and Services — 0.0%
Education Management Corp.(4)(13)(14)	2,334,705	$0
		$0

Consumer Discretionary — 0.2%
Lennar Corp., Class A	6,815	$291,205
		$291,205

Electronics / Electrical — 0.2%
Answers Corp.(4)(13)(14)	14,876	$40,016
Intel Corp.	4,500	221,895
		$261,911

Entertainment — 0.2%
Walt Disney Co. (The)	2,600	$300,274
		$300,274

Health Care — 0.0%(15)
New Millennium Holdco, Inc.(13)(14)	10,394	$2,079
		$2,079

Metals / Mining — 0.2%
Newmont Mining Corp.	9,260	$299,468
		$299,468

Oil and Gas — 0.6%
AFG Holdings, Inc.(4)(13)(14)	4,525	$307,700
Fieldwood Energy, Inc.(13)(14)	2,148	94,154
Paragon Offshore Finance Company, Class A(13)(14)	404	429
Paragon Offshore Finance Company, Class B(13)(14)	202	7,676
Royal Dutch Shell PLC, Class B ADR	5,150	319,455
Southcross Holdings Group, LLC(4)(13)(14)	15	0
Southcross Holdings L.P., Class A(13)(14)	15	14,250
		$743,664

Publishing — 0.0%(15)
Tweddle Group, Inc.(4)(13)	444	$24,780
		$24,780

Radio and Television — 0.1%
Cumulus Media, Inc.(13)(14)	9,974	$112,706
		$112,706

21	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Transportation — 0.4%
A.P. Moller - Maersk A/S, Class B	315	$452,565
		$452,565

Total Common Stocks (identified cost $2,523,369)		$2,488,652

Convertible Preferred Stocks — 1.3%
Security	Shares	Value

Business Equipment and Services — 0.0%
Education Management Corp., Series A-1, 7.50%(4)(13)(14)	2,597	$0
		$0

Oil & Gas — 0.9%
Chesapeake Energy Corp., 5.75%	2,240	$1,261,142
		$1,261,142

Pharmaceuticals — 0.4%
Teva Pharmaceutical Industries, Ltd., 7.00%	1,165	$473,631
		$473,631

Total Convertible Preferred Stocks (identified cost $1,766,902)		$1,734,773

Preferred Stocks — 0.3%
Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) — 0.2%
CBL & Associates Properties, Inc., Series D, 7.375%	10,475	$148,955
CBL & Associates Properties, Inc., Series E, 6.625%	7,600	99,408
		$248,363

Oil, Gas & Consumable Fuels — 0.1%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(9)	9,200	$178,480
		$178,480

Total Preferred Stocks (identified cost $542,614)		$426,843

Short-Term Investments — 2.1%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.33%(16)	2,824,656	$2,824,374

Total Short-Term Investments (identified cost $2,824,374)		$2,824,374

Total Investments — 156.1% (identified cost $212,588,529)		$205,673,855

Less Unfunded Loan Commitments — (0.0)%(15)		$(15,625)

Net Investments — 156.1% (identified cost $212,572,904)		$205,658,230

Notes Payable — (41.0)%		$(54,000,000)

Variable Rate Term Preferred Shares, at Liquidation Value (net of unamortized deferred debt issuance costs) — (14.4)%		$(18,969,992)

Other Assets, Less Liabilities — (0.7)%		$(965,714)

Net Assets Applicable to Common Shares — 100.0%		$131,722,524

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)

The stated interest rate represents the weighted average interest rate at November 30, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(3)	This Senior Loan will settle after November 30, 2018, at which time the interest rate will be determined.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 11).

(5)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(6)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. See Note 1F for description.

22	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2018

Portfolio of Investments (Unaudited) — continued

(7)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2018, the aggregate value of these securities is $7,770,959 or 5.9% of the Fund’s net assets applicable to common shares.

(8)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At November 30, 2018, the aggregate value of these securities is $649,526 or 0.5% of the Fund’s net assets applicable to common shares.

(9)	Security converts to floating rate after the indicated fixed-rate coupon period.

(10)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(11)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at November 30, 2018.

(12)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(13)	Non-income producing security.

(14)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(15)	Amount is less than 0.05% or (0.05)%, as applicable.

(16)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2018.

Abbreviations:

ADR	–	American Depositary Receipt
DIP	–	Debtor In Possession
LIBOR	–	London Interbank Offered Rate

Currency Abbreviations:

AUD	–	Australian Dollar
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
IDR	–	Indonesian Rupiah
INR	–	Indian Rupee

MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NZD	–	New Zealand Dollar
USD	–	United States Dollar
UYU	–	Uruguayan Peso

23	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	November 30, 2018
Unaffiliated investments, at value (identified cost, $209,748,530)	$202,833,856
Affiliated investment, at value (identified cost, $2,824,374)	2,824,374
Cash	1,359,310
Interest and dividends receivable	1,058,508
Dividends receivable from affiliated investment	6,584
Receivable for investments sold	100,125
Tax reclaims receivable	1,720
Prepaid upfront fees on variable rate term preferred shares	32,672
Prepaid upfront fees on notes payable	20,725
Prepaid expenses	10,253
Total assets	$208,248,127

Liabilities
Notes payable	$54,000,000
Variable rate term preferred shares, at liquidation value (net of unamortized deferred debt issuance costs of $30,008)	18,969,992
Payable for investments purchased	2,995,260
Payable to affiliates:
Investment adviser fee	127,561
Trustees’ fees	1,598
Interest expense and fees payable	310,320
Accrued expenses	120,872
Total liabilities	$76,525,603
Net assets applicable to common shares	$131,722,524

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized, 7,606,422 shares issued and outstanding	$76,064
Additional paid-in capital	144,128,196
Accumulated loss	(12,481,736)
Net assets applicable to common shares	$131,722,524

Net Asset Value Per Common Share
($131,722,524 ÷ 7,606,422 common shares issued and outstanding)	$17.32

24	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended November 30, 2018
Interest and other income	$5,691,898
Dividends	256,344
Dividends from affiliated investment	40,457
Total investment income	$5,988,699

Expenses
Investment adviser fee	$791,321
Trustees’ fees and expenses	4,900
Custodian fee	81,302
Transfer and dividend disbursing agent fees	10,002
Legal and accounting services	55,842
Printing and postage	13,806
Interest expense and fees	1,360,787
Miscellaneous	26,735
Total expenses	$2,344,695

Net investment income	$3,644,004

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(965,740)
Investment transactions — affiliated investment	219
Foreign currency transactions	(9,275)
Net realized loss	$(974,796)
Change in unrealized appreciation (depreciation) —
Investments	$(3,118,469)
Investments — affiliated investment	(537)
Foreign currency	6,097
Net change in unrealized appreciation (depreciation)	$(3,112,909)

Net realized and unrealized loss	$(4,087,705)

Net decrease in net assets from operations	$(443,701)

25	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018
From operations —
Net investment income	$3,644,004	$6,830,952
Net realized gain (loss)	(974,796)	105,677
Net change in unrealized appreciation (depreciation)	(3,112,909)	(715,782)
Net increase (decrease) in net assets from operations	$(443,701)	$6,220,847

Distributions to common shareholders(1)	$(3,483,741)	$(6,921,844)

Net decrease in net assets	$(3,927,442)	$(700,997)

Net Assets Applicable to Common Shares
At beginning of period	$135,649,966	$136,350,963
At end of period	$131,722,524	$135,649,966 (2)

(1)

For the year ended May 31, 2018, the source of distributions was from net investment income. The current period presentation of distributions conforms with the Disclosure Update and Simplification Rule issued by the Securities and Exchange Commission, effective November 5, 2018.

(2)	Includes accumulated distributions in excess of net investment income of $(157,170) at May 31, 2018. The requirement to disclose the corresponding amount as of November 30, 2018 was eliminated.

26	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2018

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended November 30, 2018
Net decrease in net assets from operations	$(443,701)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Investments purchased	(33,043,229)
Investments sold and principal repayments	34,394,020
Decrease in short-term investments, net	2,067,871
Net amortization/accretion of premium (discount)	(77,839)
Amortization of prepaid upfront fees on variable rate term preferred shares	10,021
Amortization of deferred debt issuance costs on variable rate term preferred shares	18,005
Amortization of prepaid upfront fees on notes payable	28,733
Decrease in interest and dividends receivable	19,580
Decrease in dividends receivable from affiliated investment	2,971
Decrease in tax reclaims receivable	61
Increase in prepaid expenses	(1,145)
Decrease in payable to affiliate for investment adviser fee	(8,238)
Increase in payable to affiliate for Trustees’ fees	68
Increase in interest expense and fees payable	5,205
Decrease in accrued expenses	(31,813)
Decrease in unfunded loan commitments	(235,375)
Net change in unrealized (appreciation) depreciation from investments	3,119,006
Net realized loss from investments	965,521
Net cash provided by operating activities	$6,789,722

Cash Flows From Financing Activities
Cash distributions paid to common shareholders	$(3,483,741)
Proceeds from notes payable	3,000,000
Repayments of notes payable	(7,000,000)
Decrease in due to custodian — foreign currency	(1,076)
Net cash used in financing activities	$(7,484,817)

Net decrease in cash	$(695,095)

Cash at beginning of period	$2,054,405

Cash at end of period	$1,359,310

Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowings and variable rate term preferred shares	$1,298,823

27	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2018

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended November 30, 2018 (Unaudited)		Year Ended May 31,				Period Ended May 31, 2014(1)
			2018	2017	2016	2015
Net asset value — Beginning of period (Common shares)	$17.830		$17.930	$16.610	$18.390	$19.560	$19.100	(2)

Income (Loss) From Operations
Net investment income(3)	$0.479		$0.898	$0.948	$1.058	$1.114	$0.989
Net realized and unrealized gain (loss)	(0.531)		(0.088)	1.365	(1.724)	(0.867)	0.511

Total income (loss) from operations	$(0.052)		$0.810	$2.313	$(0.666)	$0.247	$1.500

Less Distributions to Common Shareholders
From net investment income	$(0.458)		$(0.910)	$(0.983)	$(1.114)	$(1.134)	$(0.974)
From net realized gain	—		—	—	—	(0.283)	—
Tax return of capital	—		—	(0.010)	—	—	—

Total distributions to common shareholders	$(0.458)		$(0.910)	$(0.993)	$(1.114)	$(1.417)	$(0.974)

Common shares offering costs charged to paid-in capital(3)	$—		$—	$—	$—	$—	$(0.041)

Discount related to exercise of underwriters’ over-allotment option(3)	$—		$—	$—	$—	$—	$(0.025)

Net asset value — End of period (Common shares)	$17.320		$17.830	$17.930	$16.610	$18.390	$19.560

Market value — End of period (Common shares)	$14.940		$16.720	$17.350	$15.240	$16.970	$17.950

Total Investment Return on Net Asset Value(4)	(0.02	)%(5)	5.03%	14.69%	(2.60)%	2.15%	8.00	%(5)(6)

Total Investment Return on Market Value(4)	(8.03	)%(5)	1.79%	20.96%	(3.15)%	2.71%	(0.89	)%(5)(6)

28	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2018

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Six Months Ended November 30, 2018 (Unaudited)		Year Ended May 31,				Period Ended May 31, 2014(1)
Ratios/Supplemental Data			2018	2017	2016	2015
Net assets applicable to common shares, end of period (000’s omitted)	$131,723		$135,650	$136,351	$126,331	$139,902	$148,770
Ratios (as a percentage of average daily net assets applicable to common shares):†
Expenses excluding interest and fees(7)	1.45	%(8)	1.44%	1.48%	1.63%	1.55%	1.54	%(8)
Interest and fee expense(9)	2.00	%(8)	1.57%	1.17%	0.99%	0.84%	0.76	%(8)
Total expenses(7)	3.45	%(8)	3.01%	2.65%	2.62%	2.39%	2.30	%(8)
Net investment income	5.36	%(8)	5.00%	5.40%	6.35%	5.91%	5.49	%(8)
Portfolio Turnover	14	%(5)	33%	52%	29%	28%	37	%(5)
Senior Securities:
Total notes payable outstanding (in 000’s)	$54,000		$58,000	$54,000	$34,000	$54,000	$54,000
Asset coverage per $1,000 of notes payable(10)	$3,791		$3,666	$3,877	$5,774	$4,257	$4,422
Total preferred shares outstanding(11)	190		190	190	360	360	360
Asset coverage per preferred share(11)(12)	$280,442		$276,169	$286,782	$280,473	$255,447	$265,300
Involuntary liquidation preference per preferred share(11)	$100,000		$100,000	$100,000	$100,000	$100,000	$100,000
Approximate market value per preferred share(11)	$100,000		$100,000	$100,000	$100,000	$100,000	$100,000

(1)	For the period from the start of business, June 28, 2013, to May 31, 2014.

(2)	Net asset value at beginning of period reflects the deduction of the sales load of $0.90 per share paid by the shareholders from the $20.00 offering price.

(3)	Computed using average common shares outstanding.

(4)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(5)	Not annualized.

(6)

Total investment return on net asset value is calculated assuming a purchase at the offering price of $20.00 less the sales load of $0.90 per share paid by the shareholders on the first day and a sale at the net asset value on the last day of the period reported with all distributions reinvested. Total investment return on market value is calculated assuming a purchase at the offering price of $20.00 less the sales load of $0.90 per share paid by the shareholders on the first day and a sale at the current market price on the last day of the period reported with all distributions reinvested.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

(9)

Interest and fee expense relates to variable rate term preferred shares and borrowings (see Note 2 and Note 8). Effective June 1, 2016, the ratio includes amortization of deferred debt issuance costs. For periods prior to June 1, 2016, amortization of deferred debt issuance costs was included in the ratio of expenses excluding interest and fees.

(10)

Calculated by subtracting the Fund’s total liabilities (not including the notes payable and preferred shares) from the Fund’s total assets, and dividing the result by the notes payable balance in thousands.

(11)	Preferred shares represent variable rate term preferred shares.

(12)

Calculated by subtracting the Fund’s total liabilities (not including the notes payable and preferred shares) from the Fund’s total assets, dividing the result by the sum of the value of the notes payable and liquidation value of the preferred shares, and multiplying the result by the liquidation value of one preferred share. Such amount equates to 280%, 276%, 287%, 280%, 255% and 265% at November 30, 2018 and May 31, 2018, 2017, 2016, 2015 and 2014, respectively.

†

Ratios based on net assets applicable to common shares plus preferred shares and borrowings are presented below. Ratios exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31,				Period Ended May 31, 2014(1)
		2018	2017	2016	2015
Expenses excluding interest and fees	0.93%	0.94%	0.98%	0.99%	0.95%	0.98%
Interest and fee expense	1.29%	1.01%	0.77%	0.60%	0.52%	0.49%
Total expenses	2.22%	1.95%	1.75%	1.59%	1.47%	1.47%
Net investment income	3.45%	3.24%	3.56%	3.87%	3.63%	3.52%

29	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating-Rate Income Plus Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund’s investment objective is total return, with an emphasis on income.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

30

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2018

Notes to Financial Statements (Unaudited) — continued

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of November 30, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At November 30, 2018, the Fund had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  Interim Financial Statements — The interim financial statements relating to November 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

31

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2018

Notes to Financial Statements (Unaudited) — continued

2  Variable Rate Term Preferred Shares

On July 10, 2013, the Fund issued 360 shares of Series C-1 Variable Rate Term Preferred Shares (Series C-1 VRTP Shares) in a private offering to a commercial paper conduit sponsored by a large financial institution (the Conduit). Variable rate term preferred shares are a form of preferred shares that represent stock of the Fund. They have a par value of $0.01 per share and a liquidation preference of $100,000 per share. The Series C-1 VRTP Shares also had an original mandatory redemption date of July 8, 2016 that had been extended on various dates through April 7, 2017 upon consent of the holders of the Series C-1 VRTP Shares and approval of the Fund’s Board of Trustees.

On September 30, 2016, the Fund made a partial redemption of its Series C-1 VRTP Shares at a liquidation price of $100,000 per share, the financing for which was provided by a committed financing arrangement (see Note 8). The number of Series C-1 VRTP Shares redeemed on September 30, 2016 and redemption amount (excluding the final dividend payment) were as follows:

Series C-1 VRTP Shares Redeemed	170
Redemption Amount	$17,000,000

Upon completion of the partial redemption of the Series C-1 VRTP Shares, the remaining 190 Series C-1 VRTP Shares were transferred to another large financial institution (the Assignee) on September 30, 2016 as permitted by the Fund’s By-laws. The transferred Series C-1 VRTP Shares were then exchanged for an equal number of Series L-2 Variable Rate Term Preferred Shares (Series L-2 VRTP Shares), and the mandatory redemption date was extended to three years from the date of transfer. Dividends on the Series L-2 VRTP Shares are determined each day based on a spread of 1.85% to three-month LIBOR. Such spread to the cost of funding is determined based on the current credit rating of the Series L-2 VRTP Shares, which is provided by Moody’s Investors Service.

The Series L-2 VRTP Shares are redeemable at the option of the Fund at a redemption price equal to $100,000 per share, plus accumulated and unpaid dividends, on any business day and solely for the purpose of reducing the leverage of the Fund. The Series L-2 VRTP Shares are also subject to mandatory redemption at a redemption price equal to $100,000 per share, plus accumulated and unpaid dividends, if the Fund is in default for an extended period on its asset maintenance or leverage ratio requirements with respect to the Series L-2 VRTP Shares. Six months prior to the mandatory redemption date, the Fund is required to segregate in a liquidity account with its custodian investments equal to 110% of the Series L-2 VRTP Shares’ redemption price, and over the six month period execute a series of liquidation transactions to assure sufficient liquidity to redeem the Series L-2 VRTP Shares. The holders of the Series L-2 VRTP Shares, voting as a class, are entitled to elect two Trustees of the Fund. If the dividends on the Series L-2 VRTP Shares remain unpaid in an amount equal to two full years’ dividends, the holders of the Series L-2 VRTP Shares as a class have the right to elect a majority of the Board of Trustees.

For financial reporting purposes, the liquidation value of the Series L-2 VRTP Shares (net of unamortized deferred debt issuance costs) is presented as a liability on the Statement of Assets and Liabilities and unpaid dividends are included in interest expense and fees payable. Dividends accrued on the Series L-2 VRTP Shares are treated as interest payments for financial reporting purposes and are included in interest expense and fees on the Statement of Operations.

In connection with the transfer of the Series C-1 VRTP Shares to the Assignee on September 30, 2016, the Fund paid an upfront fee of $95,000 and debt issuance costs of $107,733, both of which are being amortized to interest expense and fees over a period of three years to September 30, 2019. The unamortized amount of the debt issuance costs as of November 30, 2018 is presented as a deduction of the liability for variable rate term preferred shares on the Statement of Assets and Liabilities.

The carrying amount of the Series L-2 VRTP Shares at November 30, 2018 represents its liquidation value, which approximates fair value. If measured at fair value, the Series L-2 VRTP Shares would have been considered as Level 2 in the fair value hierarchy (see Note 11) at November 30, 2018. The average liquidation preference of the Series L-2 VRTP Shares during the six months ended November 30, 2018 was $19,000,000.

3  Distributions to Shareholders and Income Tax Information

The Fund intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding variable rate term preferred shares. In addition, at least annually, the Fund intends to distribute all or substantially all of its net realized capital gains. Distributions to common shareholders are recorded on the ex-dividend date. Dividends to variable rate term preferred shareholders are accrued daily and payable quarterly. The dividend rate on the Series L-2 VRTP Shares at November 30, 2018 was 4.59%. The amount of dividends accrued and the average annual dividend rate of the Series L-2 VRTP Shares during the six months ended November 30, 2018 were $411,204 and 4.32%, respectively.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

32

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2018

Notes to Financial Statements (Unaudited) — continued

At May 31, 2018, the Fund, for federal income tax purposes, had deferred capital losses of $4,536,911 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at May 31, 2018, $4,536,911 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$212,628,994

Gross unrealized appreciation	$955,092
Gross unrealized depreciation	(7,925,856)

Net unrealized depreciation	$(6,970,764)

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.75% of the Fund’s average daily total managed assets and is payable monthly. Total managed assets as referred to herein represent total assets of the Fund (including assets attributable to borrowings, any outstanding preferred shares, or other forms of leverage) less accrued liabilities (other than liabilities representing borrowings or such other forms of leverage). For the six months ended November 30, 2018, the Fund’s investment adviser fee amounted to $791,321. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. EVM also serves as administrator of the Fund, but receives no compensation.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended November 30, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $29,845,980 and $34,297,145, respectively, for the six months ended November 30, 2018.

6  Common Shares of Beneficial Interest

The Fund may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Fund for the six months ended November 30, 2018 and the year ended May 31, 2018.

On November 11, 2013, the Board of Trustees of the Fund authorized the repurchase by the Fund of up to 10% of its then currently outstanding common shares in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. There were no repurchases of common shares by the Fund for the six months ended November 30, 2018 and the year ended May 31, 2018.

7  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At November 30, 2018, there were no obligations outstanding under these financial instruments.

8  Revolving Credit and Security Agreement

The Fund has entered into a Revolving Credit and Security Agreement, as amended (the Agreement) with conduit lenders and a bank to borrow up to $64 million. Borrowings under the Agreement are secured by the assets of the Fund. Interest is charged at a rate above the conduits’ commercial paper

33

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2018

Notes to Financial Statements (Unaudited) — continued

issuance rate and is payable monthly. Under the terms of the Agreement, in effect through March 11, 2019, the Fund also pays a program fee of 0.67% per annum on its outstanding borrowings to administer the facility and a liquidity fee of 0.15% (0.25% if the outstanding loan amount is less than or equal to 60% of the total facility size) per annum on the borrowing limit under the Agreement. Program and liquidity fees for the six months ended November 30, 2018 totaled $239,229 and are included in interest expense and fees on the Statement of Operations. The Fund also paid an upfront fee of $64,000, which is being amortized to interest expense over a period of one year through March 11, 2019. The unamortized balance at November 30, 2018 is approximately $21,000 and is included in prepaid upfront fees on notes payable on the Statement of Assets and Liabilities. The Fund is required to maintain certain net asset levels during the term of the Agreement. At November 30, 2018, the Fund had borrowings outstanding under the Agreement of $54,000,000 at an interest rate of 2.45%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at November 30, 2018 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 11) at November 30, 2018. For the six months ended November 30, 2018, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $55,912,568 and 2.29%, respectively.

9  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

10  Credit Risk

The Fund invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

34

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2018

Notes to Financial Statements (Unaudited) — continued

At November 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$177,145,831		$668,938	$177,814,769
Corporate Bonds & Notes	—	14,528,769		—	14,528,769
Foreign Government Bonds	—	4,987,366		—	4,987,366
Commercial Mortgage-Backed Securities	—	88,912		—	88,912
Convertible Bonds	—	763,772		—	763,772
Common Stocks	1,545,003	571,153	**	372,496	2,488,652
Convertible Preferred Stocks	—	1,734,773		0	1,734,773
Preferred Stocks	426,843	—		—	426,843
Short-Term Investments	—	2,824,374		—	2,824,374

Total Investments	$1,971,846	$202,644,950		$1,041,434	$205,658,230

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended November 30, 2018 is not presented.

35

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2018

Officers and Trustees

Officers of Eaton Vance Floating-Rate Income Plus Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Floating-Rate Income Plus Fund

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee
(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

36

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer & Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct AST, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its outstanding common shares as of the approved date in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

37

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

13724    11.30.18

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating-Rate Income Plus Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	January 24, 2019

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 24, 2019